Loans Acquired with Evidence of Credit Deterioration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractual Required Payments Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	$ 3,522	$ 5,076	$ 5,799
Additions	0	0	0
Collections	(126)	(819)	(143)
Dispositions	(1,255)	(735)	(580)
Balance at end of period	2,141	3,522	5,076
Cash Expected to be Collected [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	3,167	4,493	4,962
Additions	(77)	(66)	(186)
Collections	(126)	(806)	(135)
Dispositions	(1,199)	(586)	(520)
Balance at end of period	1,919	3,167	4,493
Non-Accretable Discount [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	355	583	837
Additions	(77)	(66)	(186)
Collections	0	(13)	(8)
Dispositions	(56)	(149)	(60)
Balance at end of period	222	355	583
Accretable Yield [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	154	121	0
Additions	(77)	(66)	(186)
Collections	(88)	(33)	(65)
Dispositions	0	0	0
Balance at end of period	143	154	121
Loans Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	3,013	4,372	4,962
Additions	0	0	0
Collections	(38)	(773)	(70)
Dispositions	(1,199)	(586)	(520)
Balance at end of period	$ 1,776	$ 3,013	$ 4,372